UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR/A

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                               ------------------------

Check here if Amendment [ X ]; Amendment Number:     1
                                                  -------
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      GSO Capital Partners LP
           --------------------------------------------------
Address:   280 Park Avenue
           --------------------------------------------------
           11th Floor
           --------------------------------------------------
           New York, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-12332
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Fan
           --------------------------------------------------
Title:     Chief Legal Officer / Chief Compliance Officer
           --------------------------------------------------
Phone:     212-503-2184
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ George Fan              New York, NY             11/28/07
       ------------------------   ---------------------     -----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        14
                                               -------------

Form 13F Information Table Value Total:       $422,343
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number             Name


                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ACCURIDE CORP                     COM            004398103    2,593   214,134 SH       SOLE                214,134
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
AECOM TECHNOLOGY CORP DELAWA      COM            00766T100  278,660 7,977,663 SH       SOLE              7,977,663
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
BEAZER HOMES USA INC              COM            07556Q105    2,475   300,000 SH CALL  SOLE                300,000
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
BEAZER HOMES USA INC              COM            07556Q105    1,650   200,000 SH PUT   SOLE                200,000
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
CAPITAL ONE FINL CORP             COM            14040H105   19,929   300,000 SH CALL  SOLE                300,000
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
CAPITAL ONE FINL CORP             COM            14040H105   19,929   300,000 SH PUT   SOLE                300,000
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
CKE RESTAURANTS INC               COM            12561E105   16,210 1,000,000 SH       SOLE              1,000,000
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
COMERICA INC                      COM            200340107   15,384   300,000 SH CALL  SOLE                300,000
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
COMERICA INC                      COM            200340107   10,256   200,000 SH PUT   SOLE                200,000
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
EAGLE ROCK ENERGY PARTNERS L      UNIT           26985R104   16,841   802,334 SH       SOLE                802,334
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
GEOEYE INC                        COM            37250W108      647    25,116 SH       SOLE                 25,116
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
HARRAHS ENTMT INC                 COM            413619107   17,386   200,000 SH       SOLE                200,000
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
LIBERTY MEDIA HLDG CORP           CAP COM SER A  53071M302   18,725   150,000 SH       SOLE                150,000
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
STANDARD PAC CORP NEW             COM            85375C101    1,647   300,000 SH CALL  SOLE                300,000
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
